Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Number of Restricted Share Units
Restricted Share Units, beginning balance	86,000	86,000	39,000
Restricted Share Units, granted	16,000	0	86,000	78,000
Restricted Share Units, forfeited	(2,000)
Restricted Share Units, vested	(43,000)	0	(39,000)
Restricted Share Units, ending balance	57,000	86,000	86,000
Weighted average grant date fair value
Weighted average grant date fair value, granted	$ 43.02	$ 0	$ 35.33
Weighted average grant date fair value, Forfeited	35.33
Weighted average grant date fair value, vested	$ 35.33	$ 0	$ 34.43